Shareholder Report		12 Months Ended
	Dec. 01, 2024	Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key		0000088064
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000203110
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Dividend Fund
Class Name		Class A
Trading Symbol		KDHAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® Equity Dividend Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.06%

Gross expense ratio as of the latest prospectus: 1.02%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned -3.84% (unadjusted for sales charges) for the period ended November 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 14.09% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 7.25%.

Individual stock selection and sector allocations each played a role in the Fund’s underperformance relative to the Russell 1000® Value Index. A large portion of the shortfall from selection occurred in the consumer staples sector. The broader sector came under persistent pressure due to rising input costs, a trend toward greater health consciousness, and concerns about the ongoing financial challenges facing many lower-end consumers. These trends contributed to weak relative performance for holdings in The Campbells Co. (2.4%), Conagra Brands, Inc.,* and General Mills, Inc. (1.9%), among others. Spirits producers also lagged amid an accelerating decline in alcohol consumption, weighing on the Fund’s positions in Molson Coors Beverage Co. (2.5%) and Constellation Brands, Inc. (2.4%).

Selection in the information technology, materials, energy, and industrials sectors also weighed on Fund performance. In terms of individual stocks, ManpowerGroup, Inc. (2.2%), ONEOK, Inc. (2.6%), and HP, Inc. (2.2%) were the largest detractors outside of consumer staples. A zero weighting in Google parent Alphabet, Inc., which rose on mounting optimism about its ability to capitalize on the growth of artificial intelligence, further hurt relative performance.

With respect to sector allocations, the Fund was hurt by overweights in consumer staples and energy and an underweight in communication services. A zero weighting in the underperforming real estate sector contributed, as did an underweight in consumer discretionary.

Stock selection in health care helped results, as well. The Fund benefited from its zero weighting in UnitedHealth Group, Inc., as well as its overweights in Gilead Sciences, Inc. (2.6%), Medtronic PLC (2.7%), and Johnson & Johnson (2.7%). Outside of health care, Phillip Morris International, Inc.,* the trucking company CH Robinson Worldwide, Inc.,* and State Street Corp. (2.5%) were leading contributors.

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2025.

* Not held at November 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Value Index
'15	$9,425	$10,000	$10,000
'15	$9,116	$9,820	$9,785
'16	$8,940	$9,292	$9,279
'16	$9,236	$9,288	$9,277
'16	$9,884	$9,935	$9,945
'16	$9,751	$9,989	$10,154
'16	$9,991	$10,164	$10,312
'16	$10,181	$10,187	$10,401
'16	$10,538	$10,575	$10,703
'16	$10,552	$10,589	$10,786
'16	$10,609	$10,598	$10,763
'16	$10,366	$10,391	$10,597
'16	$10,666	$10,801	$11,202
'16	$10,864	$11,004	$11,482
'17	$10,991	$11,225	$11,564
'17	$11,524	$11,660	$11,979
'17	$11,607	$11,667	$11,857
'17	$11,613	$11,790	$11,835
'17	$11,740	$11,941	$11,823
'17	$11,842	$12,024	$12,016
'17	$11,885	$12,262	$12,176
'17	$12,014	$12,301	$12,034
'17	$12,325	$12,563	$12,391
'17	$12,493	$12,851	$12,481
'17	$12,911	$13,243	$12,863
'17	$12,956	$13,390	$13,051
'18	$13,575	$14,125	$13,555
'18	$12,960	$13,607	$12,908
'18	$12,859	$13,298	$12,681
'18	$12,629	$13,343	$12,723
'18	$12,665	$13,684	$12,798
'18	$12,796	$13,772	$12,830
'18	$13,451	$14,247	$13,338
'18	$13,724	$14,738	$13,535
'18	$13,762	$14,794	$13,562
'18	$13,191	$13,747	$12,859
'18	$13,807	$14,027	$13,243
'18	$12,538	$12,750	$11,972
'19	$13,512	$13,818	$12,904
'19	$14,045	$14,286	$13,316
'19	$14,106	$14,535	$13,400
'19	$14,424	$15,122	$13,876
'19	$13,595	$14,158	$12,984
'19	$14,461	$15,152	$13,916
'19	$14,508	$15,387	$14,031
'19	$14,071	$15,105	$13,618
'19	$14,745	$15,367	$14,104
'19	$15,256	$15,693	$14,301
'19	$15,814	$16,286	$14,744
'19	$16,228	$16,756	$15,149
'20	$15,458	$16,774	$14,823
'20	$13,831	$15,404	$13,388
'20	$11,600	$13,368	$11,100
'20	$12,929	$15,135	$12,348
'20	$13,091	$15,933	$12,771
'20	$13,010	$16,285	$12,686
'20	$13,275	$17,239	$13,188
'20	$13,732	$18,504	$13,733
'20	$13,303	$17,828	$13,396
'20	$12,841	$17,398	$13,219
'20	$14,299	$19,447	$14,998
'20	$14,690	$20,269	$15,573
'21	$14,696	$20,102	$15,430
'21	$14,982	$20,685	$16,363
'21	$16,087	$21,467	$17,325
'21	$16,273	$22,623	$18,018
'21	$16,701	$22,730	$18,439
'21	$16,632	$23,300	$18,228
'21	$16,738	$23,784	$18,373
'21	$17,013	$24,472	$18,738
'21	$16,262	$23,348	$18,086
'21	$16,518	$24,968	$19,004
'21	$16,086	$24,633	$18,334
'21	$17,532	$25,631	$19,491
'22	$17,555	$24,186	$19,037
'22	$17,250	$23,522	$18,816
'22	$17,510	$24,316	$19,347
'22	$17,322	$22,149	$18,256
'22	$17,756	$22,115	$18,611
'22	$16,666	$20,263	$16,985
'22	$17,158	$22,150	$18,111
'22	$16,743	$21,300	$17,571
'22	$15,476	$19,329	$16,030
'22	$17,172	$20,879	$17,674
'22	$18,283	$22,008	$18,779
'22	$17,737	$20,729	$18,022
'23	$18,166	$22,118	$18,955
'23	$17,733	$21,592	$18,287
'23	$17,698	$22,275	$18,203
'23	$17,796	$22,551	$18,477
'23	$16,984	$22,656	$17,765
'23	$17,809	$24,186	$18,945
'23	$18,395	$25,018	$19,611
'23	$18,086	$24,580	$19,081
'23	$17,658	$23,425	$18,345
'23	$16,996	$22,859	$17,698
'23	$17,810	$24,994	$19,033
'23	$18,683	$26,228	$20,087
'24	$18,837	$26,594	$20,108
'24	$19,095	$28,030	$20,850
'24	$20,416	$28,928	$21,892
'24	$19,554	$27,697	$20,957
'24	$19,694	$29,002	$21,621
'24	$19,654	$29,961	$21,418
'24	$20,718	$30,397	$22,513
'24	$21,473	$31,118	$23,117
'24	$21,570	$31,783	$23,438
'24	$21,474	$31,561	$23,180
'24	$22,590	$33,593	$24,660
'24	$21,195	$32,657	$22,974
'25	$21,554	$33,696	$24,037
'25	$22,059	$33,107	$24,134
'25	$21,646	$31,191	$23,464
'25	$20,274	$31,005	$22,749
'25	$20,337	$32,984	$23,548
'25	$20,544	$34,655	$24,353
'25	$20,774	$35,425	$24,493
'25	$21,715	$36,170	$25,273
'25	$21,360	$37,424	$25,651
'25	$20,882	$38,232	$25,764
'25	$21,723	$38,325	$26,448

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	-3.84%	8.72%	8.71%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-9.37%	7.44%	8.07%
Russell 1000® Index	14.09%	14.53%	14.38%
Russell 1000® Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2024
AssetsNet		$ 777,531,208
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 5,010,350
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	777,531,208
Number of Portfolio Holdings	43
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	5,010,350

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Consumer Staples	25%
Health Care	19%
Financials	15%
Energy	13%
Information Technology	9%
Industrials	7%
Materials	6%
Consumer Discretionary	5%

Ten Largest Equity Holdings

Holdings	27.5% of Net Assets
Merck & Co., Inc.	2.9%
Amgen, Inc.	2.9%
Coterra Energy, Inc.	2.8%
Bristol-Myers Squibb Co.	2.8%
Devon Energy Corp.	2.8%
Tyson Foods, Inc.	2.7%
Medtronic PLC	2.7%
Johnson & Johnson	2.7%
ONEOK, Inc.	2.6%
Gilead Sciences, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 1.06%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 1.06%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203111
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Dividend Fund
Class Name		Class C
Trading Symbol		KDHCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® Equity Dividend Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.82%

Gross expense ratio as of the latest prospectus: 1.85%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 178
Expense Ratio, Percent		1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned -4.56% (unadjusted for sales charges) for the period ended November 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 14.09% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 7.25%.

Individual stock selection and sector allocations each played a role in the Fund’s underperformance relative to the Russell 1000® Value Index. A large portion of the shortfall from selection occurred in the consumer staples sector. The broader sector came under persistent pressure due to rising input costs, a trend toward greater health consciousness, and concerns about the ongoing financial challenges facing many lower-end consumers. These trends contributed to weak relative performance for holdings in The Campbells Co. (2.4%), Conagra Brands, Inc.,* and General Mills, Inc. (1.9%), among others. Spirits producers also lagged amid an accelerating decline in alcohol consumption, weighing on the Fund’s positions in Molson Coors Beverage Co. (2.5%) and Constellation Brands, Inc. (2.4%).

Selection in the information technology, materials, energy, and industrials sectors also weighed on Fund performance. In terms of individual stocks, ManpowerGroup, Inc. (2.2%), ONEOK, Inc. (2.6%), and HP, Inc. (2.2%) were the largest detractors outside of consumer staples. A zero weighting in Google parent Alphabet, Inc., which rose on mounting optimism about its ability to capitalize on the growth of artificial intelligence, further hurt relative performance.

With respect to sector allocations, the Fund was hurt by overweights in consumer staples and energy and an underweight in communication services. A zero weighting in the underperforming real estate sector contributed, as did an underweight in consumer discretionary.

Stock selection in health care helped results, as well. The Fund benefited from its zero weighting in UnitedHealth Group, Inc., as well as its overweights in Gilead Sciences, Inc. (2.6%), Medtronic PLC (2.7%), and Johnson & Johnson (2.7%). Outside of health care, Phillip Morris International, Inc.,* the trucking company CH Robinson Worldwide, Inc.,* and State Street Corp. (2.5%) were leading contributors.

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2025.

* Not held at November 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Russell 1000® Value Index
'15	$10,000	$10,000	$10,000
'15	$9,666	$9,820	$9,785
'16	$9,475	$9,292	$9,279
'16	$9,784	$9,288	$9,277
'16	$10,463	$9,935	$9,945
'16	$10,317	$9,989	$10,154
'16	$10,562	$10,164	$10,312
'16	$10,758	$10,187	$10,401
'16	$11,130	$10,575	$10,703
'16	$11,137	$10,589	$10,786
'16	$11,187	$10,598	$10,763
'16	$10,926	$10,391	$10,597
'16	$11,234	$10,801	$11,202
'16	$11,436	$11,004	$11,482
'17	$11,562	$11,225	$11,564
'17	$12,116	$11,660	$11,979
'17	$12,194	$11,667	$11,857
'17	$12,192	$11,790	$11,835
'17	$12,320	$11,941	$11,823
'17	$12,416	$12,024	$12,016
'17	$12,456	$12,262	$12,176
'17	$12,583	$12,301	$12,034
'17	$12,899	$12,563	$12,391
'17	$13,069	$12,851	$12,481
'17	$13,495	$13,243	$12,863
'17	$13,535	$13,390	$13,051
'18	$14,172	$14,125	$13,555
'18	$13,521	$13,607	$12,908
'18	$13,409	$13,298	$12,681
'18	$13,158	$13,343	$12,723
'18	$13,189	$13,684	$12,798
'18	$13,315	$13,772	$12,830
'18	$13,989	$14,247	$13,338
'18	$14,264	$14,738	$13,535
'18	$14,299	$14,794	$13,562
'18	$13,695	$13,747	$12,859
'18	$14,332	$14,027	$13,243
'18	$13,005	$12,750	$11,972
'19	$14,005	$13,818	$12,904
'19	$14,548	$14,286	$13,316
'19	$14,600	$14,535	$13,400
'19	$14,922	$15,122	$13,876
'19	$14,061	$14,158	$12,984
'19	$14,954	$15,152	$13,916
'19	$15,000	$15,387	$14,031
'19	$14,539	$15,105	$13,618
'19	$15,222	$15,367	$14,104
'19	$15,737	$15,693	$14,301
'19	$16,303	$16,286	$14,744
'19	$16,716	$16,756	$15,149
'20	$15,913	$16,774	$14,823
'20	$14,229	$15,404	$13,388
'20	$11,925	$13,368	$11,100
'20	$13,285	$15,135	$12,348
'20	$13,440	$15,933	$12,771
'20	$13,348	$16,285	$12,686
'20	$13,612	$17,239	$13,188
'20	$14,070	$18,504	$13,733
'20	$13,622	$17,828	$13,396
'20	$13,142	$17,398	$13,219
'20	$14,626	$19,447	$14,998
'20	$15,015	$20,269	$15,573
'21	$15,010	$20,102	$15,430
'21	$15,294	$20,685	$16,363
'21	$16,408	$21,467	$17,325
'21	$16,586	$22,623	$18,018
'21	$17,012	$22,730	$18,439
'21	$16,929	$23,300	$18,228
'21	$17,025	$23,784	$18,373
'21	$17,294	$24,472	$18,738
'21	$16,520	$23,348	$18,086
'21	$16,769	$24,968	$19,004
'21	$16,319	$24,633	$18,334
'21	$17,776	$25,631	$19,491
'22	$17,783	$24,186	$19,037
'22	$17,467	$23,522	$18,816
'22	$17,714	$24,316	$19,347
'22	$17,514	$22,149	$18,256
'22	$17,938	$22,115	$18,611
'22	$16,827	$20,263	$16,985
'22	$17,312	$22,150	$18,111
'22	$16,882	$21,300	$17,571
'22	$15,592	$19,329	$16,030
'22	$17,292	$20,879	$17,674
'22	$18,398	$22,008	$18,779
'22	$17,837	$20,729	$18,022
'23	$18,259	$22,118	$18,955
'23	$17,813	$21,592	$18,287
'23	$17,765	$22,275	$18,203
'23	$17,854	$22,551	$18,477
'23	$17,027	$22,656	$17,765
'23	$17,844	$24,186	$18,945
'23	$18,418	$25,018	$19,611
'23	$18,099	$24,580	$19,081
'23	$17,659	$23,425	$18,345
'23	$16,984	$22,859	$17,698
'23	$17,790	$24,994	$19,033
'23	$18,649	$26,228	$20,087
'24	$18,789	$26,594	$20,108
'24	$19,036	$28,030	$20,850
'24	$20,340	$28,928	$21,892
'24	$19,469	$27,697	$20,957
'24	$19,595	$29,002	$21,621
'24	$19,539	$29,961	$21,418
'24	$20,581	$30,397	$22,513
'24	$21,320	$31,118	$23,117
'24	$21,401	$31,783	$23,438
'24	$21,292	$31,561	$23,180
'24	$22,383	$33,593	$24,660
'24	$20,986	$32,657	$22,974
'25	$21,331	$33,696	$24,037
'25	$21,816	$33,107	$24,134
'25	$21,393	$31,191	$23,464
'25	$20,027	$31,005	$22,749
'25	$20,074	$32,984	$23,548
'25	$20,267	$34,655	$24,353
'25	$20,482	$35,425	$24,493
'25	$21,394	$36,170	$25,273
'25	$21,032	$37,424	$25,651
'25	$20,544	$38,232	$25,764
'25	$21,362	$38,325	$26,448

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	-4.56%	7.87%	7.89%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-5.44%	7.87%	7.89%
Russell 1000® Index	14.09%	14.53%	14.38%
Russell 1000® Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 777,531,208
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 5,010,350
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	777,531,208
Number of Portfolio Holdings	43
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	5,010,350

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Consumer Staples	25%
Health Care	19%
Financials	15%
Energy	13%
Information Technology	9%
Industrials	7%
Materials	6%
Consumer Discretionary	5%

Ten Largest Equity Holdings

Holdings	27.5% of Net Assets
Merck & Co., Inc.	2.9%
Amgen, Inc.	2.9%
Coterra Energy, Inc.	2.8%
Bristol-Myers Squibb Co.	2.8%
Devon Energy Corp.	2.8%
Tyson Foods, Inc.	2.7%
Medtronic PLC	2.7%
Johnson & Johnson	2.7%
ONEOK, Inc.	2.6%
Gilead Sciences, Inc.	2.6%

Material Fund Change [Text Block]
C000203114
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Dividend Fund
Class Name		Class S
Trading Symbol		KDHSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® Equity Dividend Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$81	0.82%

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned -3.61% for the period ended November 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 14.09% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 7.25%.

Individual stock selection and sector allocations each played a role in the Fund’s underperformance relative to the Russell 1000® Value Index. A large portion of the shortfall from selection occurred in the consumer staples sector. The broader sector came under persistent pressure due to rising input costs, a trend toward greater health consciousness, and concerns about the ongoing financial challenges facing many lower-end consumers. These trends contributed to weak relative performance for holdings in The Campbells Co. (2.4%), Conagra Brands, Inc.,* and General Mills, Inc. (1.9%), among others. Spirits producers also lagged amid an accelerating decline in alcohol consumption, weighing on the Fund’s positions in Molson Coors Beverage Co. (2.5%) and Constellation Brands, Inc. (2.4%).

Selection in the information technology, materials, energy, and industrials sectors also weighed on Fund performance. In terms of individual stocks, ManpowerGroup, Inc. (2.2%), ONEOK, Inc. (2.6%), and HP, Inc. (2.2%) were the largest detractors outside of consumer staples. A zero weighting in Google parent Alphabet, Inc., which rose on mounting optimism about its ability to capitalize on the growth of artificial intelligence, further hurt relative performance.

With respect to sector allocations, the Fund was hurt by overweights in consumer staples and energy and an underweight in communication services. A zero weighting in the underperforming real estate sector contributed, as did an underweight in consumer discretionary.

Stock selection in health care helped results, as well. The Fund benefited from its zero weighting in UnitedHealth Group, Inc., as well as its overweights in Gilead Sciences, Inc. (2.6%), Medtronic PLC (2.7%), and Johnson & Johnson (2.7%). Outside of health care, Phillip Morris International, Inc.,* the trucking company CH Robinson Worldwide, Inc.,* and State Street Corp. (2.5%) were leading contributors.

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2025.

* Not held at November 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index	Russell 1000® Value Index
'15	$10,000	$10,000	$10,000
'15	$9,674	$9,820	$9,785
'16	$9,491	$9,292	$9,279
'16	$9,808	$9,288	$9,277
'16	$10,498	$9,935	$9,945
'16	$10,358	$9,989	$10,154
'16	$10,614	$10,164	$10,312
'16	$10,820	$10,187	$10,401
'16	$11,202	$10,575	$10,703
'16	$11,218	$10,589	$10,786
'16	$11,279	$10,598	$10,763
'16	$11,026	$10,391	$10,597
'16	$11,345	$10,801	$11,202
'16	$11,561	$11,004	$11,482
'17	$11,697	$11,225	$11,564
'17	$12,268	$11,660	$11,979
'17	$12,358	$11,667	$11,857
'17	$12,365	$11,790	$11,835
'17	$12,508	$11,941	$11,823
'17	$12,615	$12,024	$12,016
'17	$12,665	$12,262	$12,176
'17	$12,805	$12,301	$12,034
'17	$13,137	$12,563	$12,391
'17	$13,322	$12,851	$12,481
'17	$13,769	$13,243	$12,863
'17	$13,821	$13,390	$13,051
'18	$14,484	$14,125	$13,555
'18	$13,830	$13,607	$12,908
'18	$13,726	$13,298	$12,681
'18	$13,480	$13,343	$12,723
'18	$13,523	$13,684	$12,798
'18	$13,664	$13,772	$12,830
'18	$14,369	$14,247	$13,338
'18	$14,663	$14,738	$13,535
'18	$14,705	$14,794	$13,562
'18	$14,097	$13,747	$12,859
'18	$14,756	$14,027	$13,243
'18	$13,403	$12,750	$11,972
'19	$14,448	$13,818	$12,904
'19	$15,020	$14,286	$13,316
'19	$15,088	$14,535	$13,400
'19	$15,432	$15,122	$13,876
'19	$14,547	$14,158	$12,984
'19	$15,477	$15,152	$13,916
'19	$15,531	$15,387	$14,031
'19	$15,067	$15,105	$13,618
'19	$15,791	$15,367	$14,104
'19	$16,341	$15,693	$14,301
'19	$16,942	$16,286	$14,744
'19	$17,384	$16,756	$15,149
'20	$16,562	$16,774	$14,823
'20	$14,824	$15,404	$13,388
'20	$12,435	$13,368	$11,100
'20	$13,860	$15,135	$12,348
'20	$14,036	$15,933	$12,771
'20	$13,951	$16,285	$12,686
'20	$14,239	$17,239	$13,188
'20	$14,732	$18,504	$13,733
'20	$14,273	$17,828	$13,396
'20	$13,780	$17,398	$13,219
'20	$15,345	$19,447	$14,998
'20	$15,766	$20,269	$15,573
'21	$15,776	$20,102	$15,430
'21	$16,083	$20,685	$16,363
'21	$17,274	$21,467	$17,325
'21	$17,474	$22,623	$18,018
'21	$17,937	$22,730	$18,439
'21	$17,865	$23,300	$18,228
'21	$17,982	$23,784	$18,373
'21	$18,281	$24,472	$18,738
'21	$17,478	$23,348	$18,086
'21	$17,757	$24,968	$19,004
'21	$17,294	$24,633	$18,334
'21	$18,856	$25,631	$19,491
'22	$18,880	$24,186	$19,037
'22	$18,556	$23,522	$18,816
'22	$18,837	$24,316	$19,347
'22	$18,638	$22,149	$18,256
'22	$19,109	$22,115	$18,611
'22	$17,941	$20,263	$16,985
'22	$18,470	$22,150	$18,111
'22	$18,031	$21,300	$17,571
'22	$16,667	$19,329	$16,030
'22	$18,499	$20,879	$17,674
'22	$19,699	$22,008	$18,779
'22	$19,113	$20,729	$18,022
'23	$19,583	$22,118	$18,955
'23	$19,117	$21,592	$18,287
'23	$19,082	$22,275	$18,203
'23	$19,195	$22,551	$18,477
'23	$18,322	$22,656	$17,765
'23	$19,216	$24,186	$18,945
'23	$19,848	$25,018	$19,611
'23	$19,523	$24,580	$19,081
'23	$19,061	$23,425	$18,345
'23	$18,352	$22,859	$17,698
'23	$19,236	$24,994	$19,033
'23	$20,183	$26,228	$20,087
'24	$20,349	$26,594	$20,108
'24	$20,632	$28,030	$20,850
'24	$22,068	$28,928	$21,892
'24	$21,140	$27,697	$20,957
'24	$21,292	$29,002	$21,621
'24	$21,253	$29,961	$21,418
'24	$22,408	$30,397	$22,513
'24	$23,229	$31,118	$23,117
'24	$23,342	$31,783	$23,438
'24	$23,243	$31,561	$23,180
'24	$24,455	$33,593	$24,660
'24	$22,950	$32,657	$22,974
'25	$23,343	$33,696	$24,037
'25	$23,894	$33,107	$24,134
'25	$23,451	$31,191	$23,464
'25	$21,969	$31,005	$22,749
'25	$22,041	$32,984	$23,548
'25	$22,269	$34,655	$24,353
'25	$22,526	$35,425	$24,493
'25	$23,547	$36,170	$25,273
'25	$23,169	$37,424	$25,651
'25	$22,655	$38,232	$25,764
'25	$23,571	$38,325	$26,448

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	-3.61%	8.96%	8.95%
Russell 1000® Index	14.09%	14.53%	14.38%
Russell 1000® Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2024
AssetsNet		$ 777,531,208
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 5,010,350
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	777,531,208
Number of Portfolio Holdings	43
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	5,010,350

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Consumer Staples	25%
Health Care	19%
Financials	15%
Energy	13%
Information Technology	9%
Industrials	7%
Materials	6%
Consumer Discretionary	5%

Ten Largest Equity Holdings

Holdings	27.5% of Net Assets
Merck & Co., Inc.	2.9%
Amgen, Inc.	2.9%
Coterra Energy, Inc.	2.8%
Bristol-Myers Squibb Co.	2.8%
Devon Energy Corp.	2.8%
Tyson Foods, Inc.	2.7%
Medtronic PLC	2.7%
Johnson & Johnson	2.7%
ONEOK, Inc.	2.6%
Gilead Sciences, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.88% to 0.91%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.88% to 0.91%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203116
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Dividend Fund
Class Name		Institutional Class
Trading Symbol		KDHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® Equity Dividend Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.80%

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned -3.60% for the period ended November 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 14.09% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 7.25%.

Individual stock selection and sector allocations each played a role in the Fund’s underperformance relative to the Russell 1000® Value Index. A large portion of the shortfall from selection occurred in the consumer staples sector. The broader sector came under persistent pressure due to rising input costs, a trend toward greater health consciousness, and concerns about the ongoing financial challenges facing many lower-end consumers. These trends contributed to weak relative performance for holdings in The Campbells Co. (2.4%), Conagra Brands, Inc.,* and General Mills, Inc. (1.9%), among others. Spirits producers also lagged amid an accelerating decline in alcohol consumption, weighing on the Fund’s positions in Molson Coors Beverage Co. (2.5%) and Constellation Brands, Inc. (2.4%).

Selection in the information technology, materials, energy, and industrials sectors also weighed on Fund performance. In terms of individual stocks, ManpowerGroup, Inc. (2.2%), ONEOK, Inc. (2.6%), and HP, Inc. (2.2%) were the largest detractors outside of consumer staples. A zero weighting in Google parent Alphabet, Inc., which rose on mounting optimism about its ability to capitalize on the growth of artificial intelligence, further hurt relative performance.

With respect to sector allocations, the Fund was hurt by overweights in consumer staples and energy and an underweight in communication services. A zero weighting in the underperforming real estate sector contributed, as did an underweight in consumer discretionary.

Stock selection in health care helped results, as well. The Fund benefited from its zero weighting in UnitedHealth Group, Inc., as well as its overweights in Gilead Sciences, Inc. (2.6%), Medtronic PLC (2.7%), and Johnson & Johnson (2.7%). Outside of health care, Phillip Morris International, Inc.,* the trucking company CH Robinson Worldwide, Inc.,* and State Street Corp. (2.5%) were leading contributors.

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2025.

* Not held at November 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Index	Russell 1000® Value Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$967,382	$982,010	$978,494
'16	$948,929	$929,154	$927,933
'16	$980,760	$928,835	$927,699
'16	$1,049,744	$993,538	$994,526
'16	$1,035,828	$998,941	$1,015,417
'16	$1,061,340	$1,016,434	$1,031,189
'16	$1,081,941	$1,018,736	$1,040,106
'16	$1,120,182	$1,057,544	$1,070,306
'16	$1,121,814	$1,058,949	$1,078,558
'16	$1,127,924	$1,059,787	$1,076,310
'16	$1,102,609	$1,039,121	$1,059,652
'16	$1,134,487	$1,080,087	$1,120,174
'16	$1,156,046	$1,100,378	$1,148,170
'17	$1,169,713	$1,122,505	$1,156,350
'17	$1,226,738	$1,165,955	$1,197,902
'17	$1,235,788	$1,166,692	$1,185,699
'17	$1,236,735	$1,179,027	$1,183,474
'17	$1,250,706	$1,194,074	$1,182,314
'17	$1,261,639	$1,202,411	$1,201,642
'17	$1,266,639	$1,226,223	$1,217,612
'17	$1,280,686	$1,230,059	$1,203,429
'17	$1,313,916	$1,256,253	$1,239,072
'17	$1,332,334	$1,285,066	$1,248,068
'17	$1,377,064	$1,324,255	$1,286,286
'17	$1,382,225	$1,339,018	$1,305,062
'18	$1,448,538	$1,412,521	$1,355,518
'18	$1,383,186	$1,360,663	$1,290,791
'18	$1,372,837	$1,329,779	$1,268,085
'18	$1,348,197	$1,334,299	$1,272,271
'18	$1,352,545	$1,368,358	$1,279,823
'18	$1,366,683	$1,377,207	$1,282,993
'18	$1,437,118	$1,424,736	$1,333,773
'18	$1,466,506	$1,473,829	$1,353,487
'18	$1,470,803	$1,479,425	$1,356,171
'18	$1,410,069	$1,374,736	$1,285,947
'18	$1,476,414	$1,402,713	$1,324,339
'18	$1,341,223	$1,274,958	$1,197,169
'19	$1,445,723	$1,381,804	$1,290,350
'19	$1,502,969	$1,428,590	$1,331,579
'19	$1,509,959	$1,453,461	$1,340,045
'19	$1,544,302	$1,512,158	$1,387,578
'19	$1,455,793	$1,415,797	$1,298,361
'19	$1,549,017	$1,515,192	$1,391,563
'19	$1,554,631	$1,538,723	$1,403,098
'19	$1,508,312	$1,510,540	$1,361,840
'19	$1,580,652	$1,536,723	$1,410,427
'19	$1,635,955	$1,569,292	$1,430,142
'19	$1,696,055	$1,628,598	$1,474,357
'19	$1,740,665	$1,675,630	$1,514,915
'20	$1,658,388	$1,677,439	$1,482,324
'20	$1,484,204	$1,540,363	$1,338,766
'20	$1,245,156	$1,336,805	$1,109,978
'20	$1,388,308	$1,513,454	$1,234,764
'20	$1,405,651	$1,593,306	$1,277,077
'20	$1,397,411	$1,628,540	$1,268,600
'20	$1,426,205	$1,723,901	$1,318,752
'20	$1,475,522	$1,850,430	$1,373,282
'20	$1,429,901	$1,782,801	$1,339,550
'20	$1,380,552	$1,739,809	$1,321,945
'20	$1,537,545	$1,944,684	$1,499,765
'20	$1,579,706	$2,026,897	$1,557,265
'21	$1,580,949	$2,010,204	$1,543,003
'21	$1,612,021	$2,068,461	$1,636,251
'21	$1,731,306	$2,146,738	$1,732,535
'21	$1,751,342	$2,262,298	$1,801,821
'21	$1,797,991	$2,273,037	$1,843,883
'21	$1,790,885	$2,329,993	$1,822,768
'21	$1,802,557	$2,378,396	$1,837,336
'21	$1,832,842	$2,447,232	$1,873,773
'21	$1,752,163	$2,334,821	$1,808,551
'21	$1,780,408	$2,496,828	$1,900,385
'21	$1,733,756	$2,463,334	$1,833,415
'21	$1,890,276	$2,563,112	$1,949,078
'22	$1,893,015	$2,418,603	$1,903,676
'22	$1,860,489	$2,352,233	$1,881,585
'22	$1,889,014	$2,431,610	$1,934,700
'22	$1,869,028	$2,214,855	$1,825,576
'22	$1,916,236	$2,211,488	$1,861,064
'22	$1,799,078	$2,026,276	$1,698,459
'22	$1,852,491	$2,215,002	$1,811,088
'22	$1,808,442	$2,129,954	$1,757,126
'22	$1,672,003	$1,932,875	$1,603,049
'22	$1,855,955	$2,087,892	$1,767,410
'22	$1,976,608	$2,200,842	$1,877,858
'22	$1,917,854	$2,072,867	$1,802,158
'23	$1,964,951	$2,211,842	$1,895,546
'23	$1,918,584	$2,159,210	$1,828,711
'23	$1,915,046	$2,227,513	$1,820,289
'23	$1,926,080	$2,255,114	$1,847,715
'23	$1,838,547	$2,265,618	$1,776,452
'23	$1,928,192	$2,418,633	$1,894,457
'23	$1,991,970	$2,501,806	$1,961,075
'23	$1,959,339	$2,458,042	$1,908,133
'23	$1,913,128	$2,342,523	$1,834,499
'23	$1,841,731	$2,285,906	$1,769,774
'23	$1,930,697	$2,499,399	$1,903,303
'23	$2,025,462	$2,622,784	$2,008,732
'24	$2,042,561	$2,659,361	$2,010,812
'24	$2,070,930	$2,802,970	$2,084,990
'24	$2,214,762	$2,892,825	$2,189,229
'24	$2,121,665	$2,769,729	$2,095,715
'24	$2,137,311	$2,900,155	$2,162,149
'24	$2,133,521	$2,996,141	$2,141,811
'24	$2,249,400	$3,039,743	$2,251,304
'24	$2,332,171	$3,111,795	$2,311,695
'24	$2,343,367	$3,178,331	$2,343,781
'24	$2,333,440	$3,156,123	$2,317,986
'24	$2,454,956	$3,359,311	$2,466,010
'24	$2,303,815	$3,265,654	$2,297,353
'25	$2,343,748	$3,369,605	$2,403,686
'25	$2,398,550	$3,310,667	$2,413,446
'25	$2,354,344	$3,119,067	$2,346,419
'25	$2,205,622	$3,100,504	$2,274,903
'25	$2,212,887	$3,298,432	$2,354,787
'25	$2,236,175	$3,465,469	$2,435,280
'25	$2,261,561	$3,542,477	$2,449,263
'25	$2,364,399	$3,617,038	$2,527,322
'25	$2,326,331	$3,742,431	$2,565,074
'25	$2,274,268	$3,823,198	$2,576,400
'25	$2,366,679	$3,832,517	$2,644,838

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	-3.60%	9.01%	9.00%
Russell 1000® Index	14.09%	14.53%	14.38%
Russell 1000® Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2024
AssetsNet		$ 777,531,208
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 5,010,350
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	777,531,208
Number of Portfolio Holdings	43
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	5,010,350

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Consumer Staples	25%
Health Care	19%
Financials	15%
Energy	13%
Information Technology	9%
Industrials	7%
Materials	6%
Consumer Discretionary	5%

Ten Largest Equity Holdings

Holdings	27.5% of Net Assets
Merck & Co., Inc.	2.9%
Amgen, Inc.	2.9%
Coterra Energy, Inc.	2.8%
Bristol-Myers Squibb Co.	2.8%
Devon Energy Corp.	2.8%
Tyson Foods, Inc.	2.7%
Medtronic PLC	2.7%
Johnson & Johnson	2.7%
ONEOK, Inc.	2.6%
Gilead Sciences, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.78% to 0.81%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.78% to 0.81%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.